Exhibit 99.1

Administrative Report of Protective Life Secured Trust 2008-20 (the “Trust”)
for the Trust’s
6.75% InterNotes® due 2033 (the “Notes”)
CUSIP:  74367CFW0

February 15, 2013

To the holders of the Notes:

AMACAR Pacific Corp., as Administrator for the Trust, hereby gives notice with respect to the Interest Payment Date of February 15, 2013, as follows:

1.     The amounts of principal, interest and premium received by the Indenture Trustee from Protective Life Insurance Company in respect of Funding Agreement No. GA 6140 (the “Funding Agreement”) since the last Interest Payment Date are set forth below:

Interest:	$148,770.51
Principal:	0.00
Premium:	0.00

2.     The amounts of principal, interest and premium paid by the Indenture Trustee to the holders of the Notes since the last Interest Payment Date are set forth below:

Interest:	$148,770.00
Principal:	0.00
Premium:	0.00

3.     The aggregate stated principal amount, current interest rate and rating of the Funding Agreement are as set forth below:

Aggregate Stated Principal Amount:	$4,408,015
Current Interest Rate:	6.750%
Rating of the Funding Agreement :
Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.:	AA-
Moody’s Investors Service, Inc.:	A2

4.     The aggregate stated principal amount, current interest rate and rating of the Notes are as set forth below:

Aggregate Stated Principal Amount:	$4,408,000
Current Interest Rate:	6.750%
Rating of the Notes:
Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.:	AA-
Moody’s Investors Service, Inc.:	A2

AMACAR Pacific Corp., as Administrator of
Protective Life Secured Trust 2008-20

/s/ Evelyn Echevarria
Name:	Evelyn Echevarria
Title:	Vice President